Note 1 - Introduction, Basis For The Presentation Of The Consolidated Financial Statements, Internal Control Of Financial Information And Other Information (Details)	12 Months Ended
Dec. 31, 2018
Introduction, Basis For The Presentation Of The Consolidated Financial Statements, Internal Control Of Financial Information And Other Information
Name of reporting entity or other means of identification	Banco Bilbao Vizcaya Argentaria, S.A.
Legal Form Of Entity	private-law entity
Country of incorporation	Spain
Domicile Of Entity	Bilbao
Address of entity's registered office	Plaza San Nicolás, 4 Bilbao
Name of ultimate parent of group	BBVA Group
Number of Consolidated Entities	297 consolidated entities
Number Of Entities Accounted For Using The Equity Method	66 entities accounted for using the equity method
Statement of IFRS compliance [text block]

The BBVA Group’s Consolidated Financial Statements are presented in compliance with IFRS-IASB (International Financial Reporting Standards as issued by the International Accounting Standards Board), as well as in accordance with the International Financial Reporting Standards endorsed by the European Union (hereinafter, “EU-IFRS”) applicable as of December 31, 2018, considering the Bank of Spain Circular 4/2017, and with any other legislation governing financial reporting applicable to the Group in Spain.

Description of fact that amounts presented in financial statements are not entirely comparable	As a consequence of the application of IFRS 9, the comparative information for the financial years 2017 and 2016 included in these Consolidated Financial Statements has been subject to some non-significant modifications in order to improve the comparability with the figures of the financial year 2018.